Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Company’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Long-term debt – The fair value of the Company’s fixed-rate and variable-rate long-term debt is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Long-term obligation related to finance leases - The fair value of the Company's long-term obligation related to finance leases is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments

The fair value of the Company’s interest rate swap agreements is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, and if the swap is not collateralized, the current credit worthiness of either the Company or the swap counterparties. The estimated amount is the present value of future cash flows. The inputs used to determine the future cash flows include the fixed interest rate of the swaps and market interest rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

	December 31, 2019			December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 18d)	Level 1	95,332	95,332	60,507	60,507
Derivative instruments (note 13)
Interest rate swap agreements (1)	Level 2	659	659	5,878	5,878
Freight forward agreements (1)	Level 2	(86)	(86)	(57)	(57)

Other:
Short-term debt (note 10)	Level 2	(50,000)	(50,000)	—	—
Advances to equity-accounted for investments	Note (2)	9,930	Note (2)	9,930	Note (2)
Long-term debt, including current portion (note 11)	Level 2	(559,679)	(558,657)	(735,406)	(723,031)
Obligations related to finance leases, including current portion (note 12)	Level 2	(414,788)	(442,648)	(375,289)	(377,652)
Assets held for sale (note 21)	Level 2	37,240	37,240	—	—

(1)
The fair values of the Company's interest rate swap agreements and FFAs at December 31, 2019 and 2018 exclude accrued interest income and expenses, which are recorded in accounts receivables and accrued liabilities, respectively, in these consolidated financial statements.

(2)
The advances to equity-accounted for investments, together with the Company’s investments in the equity-accounted for investments, form the net aggregate carrying value of the Company’s interests in the equity-accounted for investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at December 31, 2019 and 2018 were not determinable.